Inventory	3 Months Ended
Mar. 31, 2016
Inventory [Abstract]
INVENTORY

NOTE 3: INVENTORY

Inventory, net of reserves, consisted of the following as of March 31, 2016 (unaudited) and December 31, 2015:

	March 31, 2016	December 31, 2015
Inventory	$1,429	$1,363
Inventory Reserves	(620)	(620)
Total	$809	$743